Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans, Impaired Loans and Allowance for Loan Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Impaired loans	$ 687	$ 686
Trading loans at fair value	11,000
Trading loans at amortized cost	11,000
Insured mortgages	106,000
Impaired loans without related allowance for loan losses	99
Insured real estate personal loans	16,000
Debt securities classified as loans [member]
Disclosure of detailed information about financial instruments [line items]
Impaired loans	$ 600